Share Based Payments	12 Months Ended
Dec. 31, 2018
Share Based Payments
SHARE BASED PAYMENTS
16.	SHARE BASED PAYMENTS

Group and Company Options

The company operates share-based payment arrangements to remunerate directors and key employees in the form of a share option scheme. The exercise price of the option is normally equal to the market price of an ordinary share in the company at the date of grant.

	2018		2017		2016
	Weighted		Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	125	10,717	90	12,449	35	7,985
Granted	104	9,500	216	668	190	4,464
Forfeited	(219)	(1,600)	(20)	(2,400)	-	-

Outstanding at 31 December	107	18,617	125	10,717	90	12,449

Exercisable at 31 December	50	5,236	57	5,011	41	4,152

No options were exercised during the years ended 31st December 2018, 2017 and 2016.

The total outstanding fair value of the share option instruments is deemed to be approximately $6,591 as at December 31, 2018 (2017: $6,217k; 2016: $2,305k).

The Directors have used the Black-Scholes option pricing model to estimate the fair value of most of the options applying the assumptions below.

Historical volatility relies in part on the historical volatility of a group of peer companies that management believes is generally comparable to the company.

The company has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future.

The company has estimated a forfeiture rate of zero.

	10 March 2017	30 August 2017	30 April 2018

Grant date share price	£1.725	£1.595	£0.8175
Exercise share price	£1.725	£1.595	£0.8175
Vesting periods	Yr1, Yr 2, Yr 3, Yr4	Yr 1, Yr 2, Yr 3, Yr4	Yr1, Yr 2, Yr 3, Yr4

Risk free rate	0.38% to 1.09%	0.69% to 1.09%	0.69% to 1.03%
Expected volatility	80% to 167%	58% to 60%	58% to 60%
Option life	10 years	10 years	10 years

For the options issued with a market condition attached, the Directors have used the Monte Carlo simulation to estimate the fair value of these options, the company uses the following methods to determine its underlying assumptions:

●	expected volatilities are based on the historical volatilities of the market

●	the expected term of the awards is 15 years based on managements’ assessment of when the market condition is likely to be achieved

●	a range of fair values per share were produced and management have determined the most appropriate value based on their knowledge of the market and vesting conditions being fulfilled.

Warrants

The Directors have estimated the fair value of the warrants in services provided using the Black-Scholes valuation model. The total fair value of the warrant instruments is deemed to be approximately $340,501 as at 31 December 2017. For each set of warrants, the charge has been expensed over the vesting period. A share based payment charge for the year to December 31, 2017 of $120,441 (2016: $156,424) has been expensed in the statement of comprehensive income.

The directors estimate the total fair value of warrant instruments at 30 June 2018 is $1,397,662 (unaudited), and the share based payments charge taken to the statement of comprehensive income for the six month period to June 30, 2018 is $89,431 (unaudited).